Operating Lease Right-of-use Assets and Operating Lease Liability (Details - Operating lease asset and liability) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Operating Lease Right-of-use Asset And Operating Lease Liability
Office lease	$ 157,213	$ 157,213
Less: accumulated amortization	(94,208)	(70,655)
Right-of-use asset, net	63,005	86,558
Office lease	69,443	94,671
Less: current portion	(58,491)	(53,384)
Long-term portion	$ 10,952	$ 41,287